SHAREHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 09, 2020	Sep. 15, 2020
Class of Stock [Line Items]
Common shares, par value, (per share)	$ 10.00
Common shares, shares issued	2,949,428	3,574,009
Common shares, shares outstanding	2,949,428	3,574,009
Class A common stock subject to possible redemption, outstanding (in shares)		17,950,991
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized	500,000,000	500,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, votes per share		1
Common shares, shares issued	2,949,428	3,574,009
Common shares, shares outstanding	2,949,428	3,574,009
Class A common stock subject to possible redemption, outstanding (in shares)	18,575,572	17,950,991
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	18,575,572	17,950,991
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized		500,000,000
Common shares, par value, (per share)		$ 0.0001
Common shares, shares issued		3,574,009
Common shares, shares outstanding		3,574,009
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized	50,000,000	50,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, votes per share		1
Common shares, shares issued	5,381,250	5,381,250	5,381,250
Common shares, shares outstanding	5,381,250	5,381,250	5,381,250	5,750,000
Aggregated shares issued upon converted basis (in percent)		20.00%